Subsequent Events (Details) - USD ($)				1 Months Ended	12 Months Ended
	Nov. 07, 2024	Nov. 01, 2024	Jan. 15, 2024	Nov. 17, 2024	Dec. 31, 2023	Jan. 27, 2022	Sep. 29, 2021
Subsequent Events [Line Items]
Number of consecutive business days					10 days
Interest rate						100.00%	3.00%
Purchase price percentage					120.00%
Sale price of ordinary shares					$ 5
Number of trading days					30 days
Forecast [Member]
Subsequent Events [Line Items]
Number of consecutive business days		30 days
Convertible Promissory Notes [Member] | Forecast [Member]
Subsequent Events [Line Items]
Conversion price		$ 1.1
Maturity period		12 months
Interest rate		5.00%
Convertible Promissory Notes [Member] | Bottom of Range [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)		$ 2,900,000
Convertible Promissory Notes [Member] | Top of Range [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)		$ 5,000,000
PIPE Investors [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Number of shares purchased (in Shares)			1,358,824
Conversion price			$ 1.7
Investment amount (in Dollars)			$ 2,310,000
PIPE Investors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares purchased (in Shares)	1,213,714			1,213,714
Conversion price	$ 0.7573			$ 0.7573
Investment amount (in Dollars)	$ 919,158			$ 919,158
Private Placement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of shares in private placement (in Shares)		766,957
Gross proceeds (in Dollars)		$ 580,824
Purchase price per share.		$ 0.75
Ordinary Shares [Member]
Subsequent Events [Line Items]
Bid price per share					$ 1
Number of trading days					20 days
Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Minimum bid price per share		$ 1